Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Taxes Payable
Value Added Tax payable		¥ 231,167	¥ 103,182
Withholding individual income taxes for employees		191,367	161,814
Enterprise income taxes		1,778,029	1,248,518
Others		71,460	51,178
Total taxes payable	$ 330,452	¥ 2,272,023	¥ 1,564,692